Property Plant And Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property Plant And Equipment
Note 5. Property and Equipment, Net
Property and equipment, net, consists of the following:

	December 31,
(Amounts in thousands)	2020	2019
Leasehold improvements	$6,671,107	$6,011,954
Finance lease assets	48,116	35,580
Land	—	356,473
Equipment	539,636	575,581
Furniture	869,057	726,900
Construction in progress	458,845	1,788,297

Property and equipment	8,586,761	9,494,785
Less: accumulated depreciation	(1,727,598)	(1,095,244)

Total property and equipment, net	$6,859,163	$8,399,541

The land and construction in progress balances as of December 31, 2019 includes the 2019 acquisition of a $852.8 million real estate development project by the 424 Fifth Venture (as defined in Note 6), including $2.8 million of capitalized transaction costs, which was allocated $356.5 million to land and $496.3 million to construction in progress. In March 2020, the 424 Fifth Venture sold the real estate development project. See Note 6 for additional information.
Depreciation expense for the years ended December 31, 2020, 2019 and 2018 was $737.9 million, $523.7 million and $284.1 million, respectively.